Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock based compensation expenses	$ 206	$ 478	$ 1,682	$ 1,330
Research and development expenses, net	195	605	2,061	1,885
Research and Development Expense [Member]
Salaries and related expenses			778	789
Subcontractors			947	824
Materials			55	61
Stock based compensation expenses	$ 23	$ 45	158	111
Other expenses			$ 123	$ 100